Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX

Note 14 — INCOME TAX

The Company recorded an income tax expense in the year ended December 31, 2024. In the year ended December 31, 2024, the difference between the statutory tax rate and the Company’s effective tax rate was due primarily to the change in tax status of the entity.

The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the year ended December 31, 2024 was as follows:

Year Ended December 31, 2024
U.S. federal statutory rate	21.0%
Increase (decrease) due to:
State income taxes, net of federal income tax benefit	5.6%
Change in fair value of Earnout, True-up and Subject Vesting liabilities	(2.2)%
Costs related to Business Combination	3.7%
Other permanent adjustments	(0.7)%
Effective tax rate	27.4%

A reconciliation of the expected income tax expense (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for the year ended December 31, 2024:

Year Ended December 31, 2024
Income tax expense computed at federal statutory tax rate	$62,359,838
Increase (decrease) due to:
State income taxes, net of federal income tax benefit	16,454,870
Change in fair value of Earnout, True-up and Subject Vesting liabilities	(6,622,560)
Costs related to Business Combination	11,021,988
Other permanent adjustments	(1,958,089)
Total income tax expense	$81,256,047

The components of income tax expense are as follows:

Year Ended December 31, 2024
Federal
Current tax expense	$—
Deferred tax expense	60,427,097
Total federal	60,427,097

State and local
Current tax expense	—
Deferred tax expense	20,828,950
Total state and local	20,828,950
Total income tax expense	$81,256,047

Deferred income taxes reflect the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The temporary differences that give rise to deferred tax assets and liabilities are as follows:

Year Ended December 31, 2024
Deferred tax assets
Net operating losses	$2,894,110
Share-based compensation and other accrued expenses	621,958
Start-up costs	778,644
Capitalized R&D expense	1,287,402
Lease liabilities	40,611
Total deferred tax asset	5,622,725

Deferred tax liabilities
Outside basis in joint venture	86,839,767
Right-of-use asset	38,709
Other	296
Total deferred tax liability	86,878,772
Net deferred tax liabilities	$81,256,047

As of December 31, 2024, the Company has generated federal net operating losses of $11.0 million and state net operating losses of $11.0 million. The federal and state net operating loss carryforwards generated in tax year 2024 will never expire. Utilization of the net operating loss carryforwards may be subject to an annual limitation according to Section 382 of the Internal Revenue Code of 1986 as amended, and similar provisions.

ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all of the evidence, the Company has not recorded a valuation allowance against its deferred tax assets at December 31, 2024 because management has determined that it is more likely than not that the Company recognize the benefits of its federal and state deferred tax assets.

The Company recognizes interest accrued to unrecognized tax benefits and penalties as income tax expense. The Company accrued total penalties and interest of $0 during the period ended December 31, 2024 and in total, as of December 31, 2024 has recognized penalties and interest of $0.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Company is subject to examination by federal and state jurisdictions where applicable based on the statute of limitations that apply in each jurisdiction. As of December 31, 2024, the open tax years are December 31, 2023, 2022, and 2021.

The Company has no open tax audits with any taxing authority as of December 31, 2024.